Revenue from Contracts with Customers (Tables)	12 Months Ended
Dec. 31, 2024
Text Block 1 [Abstract]
Summary of Revenue Disaggregation
30.1 Revenue disaggregation by category and geographic region

12.31.2024
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,942.5	132.0	64.3	197.2	639.5	27.5	4,003.0
Long-term contracts - aircraft and development	—	79.4	59.3	154.8	357.9	9.8	661.2
Others	2.5	—	—	23.0	18.0	—	43.5
Service	582.7	50.0	102.3	109.6	324.4	60.2	1,229.2
Spare Parts	253.5	5.8	30.3	46.8	97.7	23.7	457.8

Total	3,781.2	267.2	256.2	531.4	1,437.5	121.2	6,394.7

12.31.2023
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,539.6	53.6	20.2	130.6	529.0	27.2	3,300.2
Long-term contracts - aircraft and development	0.8	—	67.1	123.4	266.0	—	457.3
Others	4.2	—	—	5.2	21.7	—	31.1
Service	487.7	34.1	94.0	128.7	220.6	56.5	1,021.6
Spare Parts	250.0	10.5	23.2	65.8	93.4	15.4	458.3

Total	3,282.3	98.2	204.5	453.7	1,130.7	99.1	5,268.5

12.31.2022
	North America	Latin America, except Brazil	Asia Pacific	Brazil	Europe	Others	Total
Aircraft	2,150.8	20.2	—	114.5	474.3	82.3	2,842.1
Long-term contracts - aircraft and development	—	—	—	163.2	148.9	0.3	312.4
Others	1.4	—	—	8.9	1.7	—	12.0
Service	428.8	24.6	81.2	158.4	193.6	46.2	932.8
Spare Parts	276.7	8.2	19.7	60.2	65.9	10.4	441.1

Total	2,857.7	53.0	100.9	505.2	884.4	139.2	4,540.4

Summary of Contract balances, including contract costs
30.2 Contract assets and liabilities

	Note	12.31.2024	12.31.2023
Contract Assets - Third Parties		360.9	196.7
Contract assets - Related parties	13	263.2	314.8

Contract assets		624.1	511.5

Current		622.7	509.1
Non-current		1.4	2.4

	Note	12.31.2024	12.31.2023
Advances from customers - Aircraft and Defense long-term contracts		2,999.4	2,252.8
Advances from customers - Related parties	13	65.5	84.6
Deferred revenue with multiple elements		219.7	203.5

Contract liabilities		3,284.6	2,540.9

Current		2,563.4	1,919.0
Non-current		721.2	621.9